Group companies - Ownership Interests in Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Argentina | Adeco Agropecuaria S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Argentina | Pilagá S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	99.94%	99.94%
Argentina | Cavok S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	51.00%	51.00%
Argentina | Establecimientos El Orden S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	51.00%	51.00%
Argentina | Bañado del Salado S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Argentina | Agro Invest S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	51.00%	51.00%
Argentina | Forsalta S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	51.00%	51.00%
Argentina | Dinaluca S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Argentina | Compañía Agroforestal S.M.S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Argentina | Energía Agro S.A.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Argentina | L3N S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Argentina | Maní del Plata S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Argentina | Girasoles del Plata S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Adeco Agropecuaria Brasil S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Adecoagro Vale do Ivinhema S.A. (AVI)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Usina Monte Alegre Ltda. (UMA)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Monte Alegre Energia Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Adecoagro Energia Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Adecoagro Agricultura e Participação Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Adeco Brasil Participações S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Uruguay | Kelizer S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Uruguay | Adecoagro Uruguay S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Uruguay | Ladelux S.C.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Chile | Adecoagro Chile S.P.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Luxembourg | Adecoagro LP S.C.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Luxembourg | Adecoagro GP S.a.r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Spain | Spain Holding Companies
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%